UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2013


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

         50 Congress Street Suite 642        Boston           MA          02109
--------------------------------------------------------------------------------
Business Address    (Street)                 (City)        (State)        (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/2013



Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         39
                                       ------------------------


Form 13F Information Table Value Total:     $13,991,212
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 31, 2013


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS           NUMBER     (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Allstate                          Com              020002101   226     4600       4600     0       0        4600         0         0
Aurico Gold Inc                   Com              05155C105   124    19700      19700     0       0       19700         0         0
Barrick Gold Cp                   Com              067901108   361    12283      12283     0       0       12283         0         0
Berkshire Hathaway Inc            Cl A             084670108   313        2          2     0       0           2         0         0
BHP Ltd                           Sponsored ADR    088606108   213     3108       3108     0       0        3108         0         0
Bristol Myers Squibb              Com              110122108   300     7280       7280     0       0        7280         0         0
Brookfield Asset Mgt              CL A LTD VT SH   112585104   259     7100       7100     0       0        7100         0         0
Cigna Corp                        Com              125509109   249     4000       4000     0       0        4000         0         0
Cisco Systems                     Com              17275R102   472    22600      22600     0       0       22600         0         0
DWS Global High Inc               Com              23338W104   181    20100      20100     0       0       20100         0         0
EDAP TMS S A                      Sponsored ADR    268311107   475   114000     114000     0       0      114000         0         0
Enerplus Resources Fund           Com              292766102   446    30560      30560     0       0       30560         0         0
Ericsson LM TelCo.                ADR Cl B Sek10   294821608   377    29920      29920     0       0       29920         0         0
Exxon Mobil Corp                  Com              30231G102   424     4700       4700     0       0        4700         0         0
International Business Machine    Com              459200101   235     1100       1100     0       0        1100         0         0
Market Vectors ETR Tr Gold        Gold Miner ETR   57060U100   543    14000      14000     0       0       14000         0         0
Newmont Mining                    Com              651639106   489    11678      11678     0       0       11678         0         0
Nordic American Tanker Shipp      Com              G65773106   273    23600      23600     0       0       23600         0         0
Occidental Petro Crp              Com              674599105   470     6000       6000     0       0        6000         0         0
ProShares                         PSHS Ultsh 20yrs 74347R297   356     5425       5425     0       0        5425         0         0
ProShares                         Ult Shr S&P 500  74347X864   358    13000      13000     0       0       13000         0         0
RF Microdevices Inc.              Com              749941100   250    47000      47000     0       0       47000         0         0
SPDR Gold Trust                   Gold Shr         78463V107   618     4000       4000     0       0        4000         0         0
Tellabs, Inc.                     Com              879664100    22    10300      10300     0       0       10300         0         0
Thermo Fisher Scientific          Com              883556102   788    10300      10300     0       0       10300         0         0
Triangle Pete Corp                Com              89600B201   499    75600      75600     0       0       75600         0         0
Verizon Comm                      Com              92343V104   295     5992       5992     0       0        5992         0         0
WisdomTree Trust                  Chinese Yuan ETF 97717W182   315    11900      11900     0       0       11900         0         0
Xcel Energy                       Com              98389B100   618    20810      20810     0       0       20810         0         0
Zaza Energy Corp                  Com              98919T100   385   211300     211300     0       0      211300         0         0
Aberdeen Asia Pac Incom Fd        Com              003009107   407    52300      52300     0       0       52300         0         0
AllianceBernstein Income Fd       Com              01879R106   269    16500      16500     0       0       16500         0         0
Blackrock Corporate High Yld FD V Com              09255N102   237    17907      17907     0       0       17907         0         0
Blackrock Senior High Income Ptf  Com              09255T109   204    45753      45753     0       0       45753         0         0
Calamos Conv. & High Inc Fd       Com Shs          12811P198   433    33763      33763     0       0       33763         0         0
GAMCO Global Gold                 Com Shs Ben Int  36465A109   490    38953      38953     0       0       38953         0         0
MS/DW Incm                        Com              61745P874   307    17000      17000     0       0       17000         0         0
Pimco Income Strategy Fund        Com              72201H108   516    38800      38800     0       0       38800         0         0
Pioneer High income Trust         Com              72369H106   544    32086      32086     0       0       32086         0         0

